Debt (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Fair Value		$ 4,532.3	$ 3,643.6
Debt, Long-term and Short-term, Combined Amount	[1]	4,404.9	3,306.3
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Carrying Value		499.1	498.8
Fair Value		506.5	520.7
2.45% Senior Notes Due 2027
Debt Instrument [Line Items]
Carrying Value		496.5	496.1
Fair Value		455.5	477.9
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying Value		296.4	296.1
Fair Value		368.5	382.3
4.00% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying Value		544.5	0.0
Fair Value		562.4	0.0
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Carrying Value		395.5	395.3
Fair Value		496.6	516.9
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Carrying Value		346.6	346.5
Fair Value		350.2	388.7
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Carrying Value		395.3	395.2
Fair Value		366.7	402.9
4.125% Senior Notes due 2047
Debt Instrument [Line Items]
Carrying Value		841.4	841.2
Fair Value		831.9	917.1
4.20% Senior Notes due 2048
Debt Instrument [Line Items]
Carrying Value		589.6	0.0
Fair Value		594.0	0.0
Other Debt Instruments [Member]
Debt Instrument [Line Items]
Debt, Long-term and Short-term, Combined Amount		$ 0.0	$ 37.1

[1]	Consists of long-term debt. See Note 4 – Debt for further discussion.